Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Commercial property revenue	$ 1,284	$ 1,301	$ 2,569	$ 2,705
Hospitality revenue	196	50	255	416
Investment and other revenue	180	86	286	216
Revenue	1,660	1,437	3,110	3,337
Direct commercial property expense	474	445	960	925
Direct hospitality expense	120	106	193	396
Investment and other expense	23	9	31	13
Interest expense	710	599	1,322	1,308
Depreciation and amortization	68	83	136	170
General and administrative expense	243	195	456	391
Total expenses	1,638	1,437	3,098	3,203
Fair value gains (losses), net	498	(803)	1,138	(1,113)
Share of net earnings (losses) from equity accounted investments	253	(757)	459	(793)
Income (loss) before income taxes	773	(1,560)	1,609	(1,772)
Income tax expense (benefit)	87	(48)	192	113
Net income (loss)	686	(1,512)	1,417	(1,885)
Net income (loss) attributable to:
Limited partners	148	(586)	274	(814)
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	156	(586)	284	(810)
Limited partnership units of Brookfield Office Properties Exchange LP	1	(3)	2	(5)
FV LTIP units of the Operating Partnership	1	(3)	1	(2)
Class A shares of Brookfield Property REIT Inc.	13	(75)	24	(108)
Interests of others in operating subsidiaries and properties	367	(259)	832	(146)
Net income (loss)	$ 686	$ (1,512)	$ 1,417	$ (1,885)
Net income (loss) per LP Unit:
Basic (in dollars per share)	$ 0.31	$ (1.26)	$ 0.56	$ (1.74)
Diluted (in dollars per share)	$ 0.31	$ (1.26)	$ 0.56	$ (1.74)